Borrowings, Financing And Debentures - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 10,017,264	R$ 7,432,019
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures		2,279,759
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	586,002	527,596
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	6,306,782	3,052,769
2024 onwards [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, financing and debentures	R$ 3,124,480	R$ 1,571,895